CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2024	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Accrued interest increase				$ 3
Principal						$ 743	$ 675
Amortization of Debt Discount (Premium)		$ 115	$ 10	154	$ 30	56	408
Unamortized balance						105	93
Debt issuance costs							111
Unamortized debt issuance costs and discounts						105
Notes Payable, Current							0		$ 30	$ 50
Principal		142		142			250		$ 350
Issuance of common stock							925
Increase in original debt balance				$ 49
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				1,664
Principal								$ 792
Accrued and unpaid interest								$ 92
Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Unamortized debt issuance costs and discounts		154		$ 154
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest						43
Accrued interest increase						68	17
Principal						743	675
Interest payable						60
Amortization of Debt Discount (Premium)						16	18
Unamortized balance						52	93
Notes Payable, Current		$ 792		792		743	600
Debt Instrument, Periodic Payment, Interest				$ 92		$ 60	48
Debt Conversion, Converted Instrument, Shares Issued				368,371		334,375
Principal							$ 675
Debt instrument interest percentage							6.00%
Debt instrument description							If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction.
Issuance of common stock							$ 564
Convertible Notes Payable [Member] | Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Unamortized balance						$ 53	93
Debt issuance costs							111
Amortized debt discount						40	18
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Accrued interest increase							17
Principal	[1]					$ 743	675
Principal							$ 675
Debt instrument interest percentage							6.00%
Debt instrument description							If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders to convert into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction.
Issuance of common stock							$ 564

[1]	During the year ended December 31, 2022, the Company entered into several convertible note payable agreements with individuals and an entity in the aggregate total of $675. The notes accrue interest at 6% per annum, are unsecured and are due by April 2025. If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders to convert into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction. The net proceeds relating to the agreements, net of expenses, were $564. As of December 31, 2022, $675 of principal was outstanding on the notes, and $17 of accrued and unpaid interest.